Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions	Note 15. — Related Party Transactions In May 2015, the Company issued the 2015 Convertible Notes to purchasers, some of which are related parties. See Note 5. — Debt — Convertible Notes.